COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS [abstract]
Schedule of commitments
	As at 31 December 2016	As at 31 December 2017
	RMB’000	RMB’000

Contracted but not provided for	769,013	1,341,055

Authorised but not contracted for	1,165,237	518,945